Retirement benefit obligation (Details Narrative) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Description of annual contributions	The annual accrual is approximately 7% of total pay, with no ceiling, and is revalued each year by applying a pre-established rate of return of 1.50%, plus 75% of the Consumer Price Index
Percentage of total pay		7.00%
Obligation amount	€ 196,368	€ 164,655